Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 12,301,684
Federal depository insurance coverage limit	250,000
Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash balance	$ 1,500,000	$ 800,000
Property and equipment estimated useful life	five
Revenue recognition allowances	$ 1,200,000	1,000,000
Shipping and handling cost	337,000	48,000
Advertising expenses	$ 101,800,000	82,600,000
Accounts receivables description	The Company’s accounts receivables are primarily derived from customer purchases transacted using debit or credit cards. The remaining accounts receivable balance is derived from sales with a limited number of large retail customers that settle in a short time frame.
Manscaped Holdings, LLC [Member] | Retail Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 6,000,000	$ 4,100,000
Manscaped Holdings, LLC [Member] | United States [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%	10.00%
Manscaped Holdings, LLC [Member] | Retail Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	45.00%	74.00%
Manscaped Holdings, LLC [Member] | Retail Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	32.00%	23.00%
Manscaped Holdings, LLC [Member] | Retail Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	18.00%
Manscaped Holdings, LLC [Member] | Supplier One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	10.00%	10.00%
Accounts receivable	$ 46,900,000	$ 32,000,000
Accounts receivable percentage	68.00%	69.00%
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 788,627
Warrants are exercisable to purchase (in Shares)	18,100,000
Cost of Sales [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shipping and handling cost	$ 29,500,000	$ 25,700,000